Other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
R&D tax credits and other indirect tax receivables	€ 148	€ 129
Deposits	47	47
Other	60	41
Total other on-current receivables	255	217
Current
R&D tax credits, VAT and other indirect tax receivables	480	483
Divestment-related receivables	23	23
Deposits	22	19
Other	334	325
Total other current receivables	€ 859	€ 850